Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent event
18.	Subsequent event:
On July 13, 2022, Neptune announced that Sprout Foods Inc. (“Sprout”), the Corporation’s organic plant-based baby food and toddler snack company, has entered into an amendment of each of its existing Secured Promissory Notes. In connection with this amendment, investment funds managed by Morgan Stanley Expansion Capital (“Morgan Stanley” or “MSEC”) have agreed to immediately commit an additional $3 million in Secured Promissory Notes to Sprout. The maturity date of the note facility of February 1, 2024 is consistent with the maturity date of the existing Secured Promissory Notes with MSEC and Neptune. The $13.0 million of amended Secured Promissory Notes have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Secured Promissory Notes. The interest will be compounded and added to the principal amount on a quarterly basis. The amended Secured Promissory Notes may be converted, in whole or in part, at any time upon the mutual consent of Sprout, the Corporation and MSEC, into common shares of the Corporation. MSEC was issued 372,670 common shares of Neptune, of an approximate value of $570,000, in connection with this commitment.
On October 11, 2022, the Corporation closed a registered direct offering of 3,208,557 common shares and 6,417,114 warrants in a concurrent private placement. The Corporation received gross proceeds of approximately $6.0 million in connection with the offering, before deducting placement agent fees and related offering expenses. The net proceeds to the Corporation from the offering, after deducting the placement agent fees and expenses, and the Corporation’s offering expenses were approximately $5.15 million.
On October 17, 2022, the Corporation announced that it had entered into a binding agreement for the sale of its Canadian cannabis business, including the Sherbrooke building, for $3.8 million (C$5.15 million) to be paid to the Corporation in cash. The Corporation expects to record a loss on remeasurement of the assets to fair value less cost of sale in the approximate amount of $15 million in the second quarter interim financial statements for the three and six-month periods ended September 30, 2022.
On October 21, 2022, the Corporation announced that it had agreed to settle and resolve a putative shareholder class action lawsuit filed against Neptune and certain of its current and former officers and directors (refer to note 22(b)iii) , captioned Gong v. Neptune Wellness Solutions, Inc. pending in the United States District Court for the Eastern District of New York, for a gross payment to the class of between $4 and $4.25 million, with the exact amount being within the Corporation’s control and dependent on the type of consideration used. The settlement is subject to court approval and certification by the court of the class, and the Corporation has a right to terminate the agreement within 30 days under certain circumstances. The Corporation will record a litigation settlement expense for the full amount in the second quarter interim financial statements for the three and six-month periods ended September 30, 2022.

25.	Subsequent events:
On June 8, 2022, Neptune announced that the launch of a new Consumer Packaged Goods (“CPG”) focused strategic plan to reduce costs, improve the Corporation’s path to profitability and enhance current shareholder value. This plan builds on the Corporation’s initial strategic review that took place in fall of 2021 and focuses on two primary actions: (1) planned accelerated divestiture of the Canadian cannabis business and (2) a realignment of focus and operational resources toward increasing the value of Neptune’s consumer products business. With the planned divestiture of its cannabis business, Neptune is renewing its focus on the core brands – Sprout Organics and Biodroga Solutions.
On June 9, 2022, Neptune announced the completion of the Corporation’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five
(35) pre-consolidation
Common Shares (the “Share Consolidation”). The post-Share Consolidation Common Shares commenced trading on the NASDAQ and the TSX at the market open on June 13, 2022 . The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately 198 million Common Shares to approximately 5.7 million Common Shares as at June 13, 2022.
On June 23, 2022, Neptune closed agreements with several institutional investors for the purchase and sale of an aggregate of 1,300,000 common shares of the Corporation, 645,526 pre-funded
warrants and accompanying series of warrants to purchase up to an aggregate of 2,591,052 common shares warrants, at an offering price of $2.57 per share and accompanying warrants in a registered direct offering priced at-the-market
under Nasdaq rules. Each series of warrants have an exercise price of $2.32 per share and are immediately exercisable upon issuance. One series of warrants will expire two years following the date of issuance and one series of warrants will expire five years following the date of issuance. The gross proceeds from the offering are $5 million, prior to deducting placement agent’s fees and other offering expenses payable by Neptune. The
Pre-funded
warrants were fully exercised on June 24, 2022 for $64.55.

(b)	(Unaudited)
On July 13, 2022, Neptune announced that Sprout has entered into an amendment of each of its existing Promissory notes. In connection with this amendment, investment funds managed by MSEC have financed an additional $3 million in Promissory notes to Sprout. The maturity date of the note facility of February 1,

2024 is consistent with the maturity date of the existing Promissory notes with MSEC and Neptune. The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis. The amended Promissory notes may be converted, in whole or in part, at any time upon the mutual consent of Sprout, the Corporation and MSEC, into common shares of the Corporation. MSEC was issued 372,670 common shares of Neptune, of an approximate value of $570,000, in connection with this financing.
On October 11, 2022, the Corporation closed a registered direct offering of 3,208,557 common shares and 6,417,114 warrants in a concurrent private placement. The Corporation received gross proceeds of approximately $6.0 million in connection with the offering, before deducting placement agent fees and related offering expenses. The net proceeds to the Corporation from the offering, after deducting the placement agent fees and expenses, and the Corporation’s offering expenses were approximately $5.15 million.
On October 17, 2022, the Corporation announced that it had entered into a binding agreement for the sale of its Canadian cannabis business, including the Sherbrooke building, for $3.8 million (C$5.15 million) to be paid to the Corporation in cash. The Corporation expects to record a loss on remeasurement of the assets to fair value less cost of sale in the approximate amount of $15 million in the second quarter interim financial statements for the three and six-month periods ended September 30, 2022.
On October 21, 2022, the Corporation announced that it had agreed to settle and resolve a putative shareholder class action lawsuit filed against Neptune and certain of its current and former officers and directors (refer to note 22(b)iii) , captioned Gong v. Neptune Wellness Solutions, Inc. pending in the United States District Court for the Eastern District of New York, for a gross payment to the class of between $4 and $4.25 million, with the exact amount being within the Corporation’s control and dependent on the type of consideration used. The settlement is subject to court approval and certification by the court of the class, and the Corporation has a right to terminate the agreement within 30 days under certain circumstances. The Corporation will record a litigation settlement expense for the full amount in the second quarter interim financial statements for the three and six-month periods ended September 30, 2022.